Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous equity [abstract]
Number Of treasury shares reissued	1,150,580
Number of treasury shares acquired	4,550,000
Treasury shares, Amount directly reflected in equity	₩ 7,288	₩ 603